CONSOLIDATED STATEMENTS OF CASH FLOWS FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018 (Parenthetical) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of shares issued under subscription agreement (in shares)	[1]	226,850	98,857	63,997
Amount of shares issued under subscription agreement			$ 7,770,000	$ 3,217,000
Property and equipment, financed with trade payables		$ 1,515,000	2,179,000	4,316,000
Payment for property and equipment		2,179,000	4,316,000	1,264,000
Advanced paid for property and equipment		0	1,862,000	3,301,000
Advances reclassified from other receivables			30,661,000
Intangibles assets financed with trade payables		$ 285,000	0	217,000
Payments related to intangible assets			$ 217,000	$ 344,000
Grupo ASSA Corp.
Number of shares issued under subscription agreement (in shares)		20,918,000
Amount of shares issued under subscription agreement		$ 3,618,000
Giant Monkey Robot
Number of shares issued under subscription agreement (in shares)		5,551,000
Amount of shares issued under subscription agreement		$ 1,123,000
BlueCap
Number of shares issued under subscription agreement (in shares)		189,287,000
Amount of shares issued under subscription agreement		$ 40,354,000

[1]	All shares are issued, authorized and fully paid. Each share is issued at a nominal value of $1.20 per share and entitles to one vote.